Securities - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window	$ 77.0
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, securities	68.2
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, interest-bearing deposits with banks	4.9
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, loans	3.9
Assets pledged primarily for actual borrowing at the Federal Reserve Discount Window, securities available-for-sale	1.6
Market value of securities received, that can be sold or repledged	14.0
Market value of securities received, repledged and sold	$ 2.5